Administrative And Legal Expenses - Disclosure Details Of Other Operating Expenses (Detail) - EUR (€) € in Thousands	2 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statements [Line Items]
Total other expenses		€ (2,243)	€ (3,269)	€ (1,878)
Arrival Group [Member]
Statements [Line Items]
Other	€ (53)
Audit fees	(49)
Legal fees	(3,285)
Total other expenses	€ (3,387)